Segment, Customer and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Schedule of Information Regarding Reportable Segments
Financial information of the reportable segments is set forth in the following tables:

	OPC	Quantum	Others	Total
	$ Thousands
2019
Revenue	373,142	-	331	373,473

Profit/(loss) before taxes	48,513	(44,626)	(9,423)	(5,536)
Income Taxes	(14,147)	-	(2,528)	(16,675)
Profit/(loss) from continuing operations	34,366	(44,626)	(11,951)	(22,211)

Depreciation and amortization	31,141	-	951	32,092
Financing income	(1,930)	(242)	(15,507)	(17,679)
Financing expenses	28,065	-	1,881	29,946
Other items:
Recovery of financial guarantee	-	(11,144)	-	(11,144)
Fair value loss on put option	-	18,957	-	18,957
Share in losses of associated companies	-	37,055	4,375	41,430
	57,276	44,626	(8,300)	93,602

Adjusted EBITDA	105,789	-	(17,723)	88,066

Segment assets	1,000,329	71,580	247,155	1,319,064
Investments in associated companies	-	105,040	84,270	189,310
				1,508,374
Segment liabilities	761,866	-	34,720	796,586

	OPC	Quantum	Others	Adjustments	Total
	$ Thousands
2018
Revenue	363,262	-	750	-	364,012

Profit/(loss) before taxes	36,499	456,854	(31,385)		461,968
Income Taxes	(10,233)	-	(1,266)	-	(11,499)
Profit/(loss) from continuing operations	26,266	456,854	(32,651)	-	450,469

Depreciation and amortization	29,809	-	607		30,416
Financing income	(2,031)	(10,371)	(48,430)	32,240	(28,592)
Financing expenses	27,219	2,003	33,400	(32,240)	30,382
Other items:
Write back of financial guarantee	-	(62,563)	-	-	(62,563)
Gain on third party investment in Qoros	-	(504,049)	-	-	(504,049)
Fair value loss on put option	-	39,788	-	-	39,788
Share in losses of associated companies	-	78,338	26,919	-	105,257
	54,997	(456,854)	12,496	-	(389,361)

Adjusted EBITDA	91,496	-	(18,889)	-	72,607

Segment assets	893,162	91,626	239,550	-	1,224,338
Investments in associated companies	-	139,184	91,596	-	230,780
					1,455,118
Segment liabilities	700,452	-	38,948	-	739,400

	OPC	Quantum	Others	Adjustments	Total
	$ Thousands
2017
Revenue	365,395	-	309	-	365,704

Profit/(loss) before taxes	22,708	(127,526)	(30,818)	-	(135,636)
Income Taxes	(8,945)	-	(63,864)	-	(72,809)
Profit/(loss) from continuing operations	13,763	(127,526)	(94,682)	-	(208,445)

Depreciation and amortization	30,102	-	692	-	30,794
Financing income	(1,088)	-	(13,230)	11,414	(2,904)
Financing expenses	33,753	6,328	41,499	(11,414)	70,166
Other items:
Share in losses/(income) of associated companies	-	121,198	(10,533)	-	110,665
Write back of impairment of investments	-	-	(28,758)	-	(28,758)
	62,767	127,526	(10,330)	-	179,963

Adjusted EBITDA	85,475	-	(41,148)	-	44,327

Segment assets	939,809	15,654	1,448,700	-	2,404,163
Investments in associated companies	-	1,694	120,000	-	121,694
					2,525,857
Segment liabilities	742,692	75,081	656,737	-	1,474,510

Schedule of Major Customers and Percentage of Group's Total Revenues
Following is information on the total sales of the Group to material customers and the percentage of the Group’s total revenues (in $ Thousands):

	2019		2018		2017
Customer	Total revenues	Percentage of revenues of the Group	Total revenues	Percentage of revenues of the Group	Total revenues	Percentage of revenues of the Group

Customer 1	80,861	21.65%	61,482	16.89%	50,461	13.80%
Customer 2	76,653	20.52%	74,019	20.33%	75,757	20.72%
Customer 3	56,393	15.10%	54,639	15.01%	53,617	14.66%
Customer 4	48,724	13.05%	42,487	11.67%	*	*
Customer 5	39,904	10.68%	39,276	10.79%	38,223	10.45%

(*)    Represents an amount less than 10% of revenue.

Schedule of Information Based on Geographic Areas	The Group’s geographic revenues are as follows:
	For the year ended December 31,
	2019	2018	2017
	$ Thousands
Israel	373,142	363,262	365,395
Others	331	750	309
Total revenue	373,473	364,012	365,704

Schedule of Non-current Assets on the Basis of Geographic Location
The Group’s non-current assets* on the basis of geographic location:

	As at December 31,
	2019	2018
	$ Thousands
Israel	668,808	636,256
Others	67	138
Total non-current assets	668,875	636,394

* Composed of property, plant and equipment and intangible assets.